CONVERTIBLE BOND PAYABLE - Summary of Convertible Bonds Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Debt conversion amount	$ 156,887,691	$ 154,337,483
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Debt conversion amount	42,957,209	41,531,679
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Debt conversion amount	21,543,492	21,330,823
2021 Series B Note US$ 90,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Debt conversion amount	$ 92,386,990	$ 91,474,981